Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Invesco Charter Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	25.29%	23.04%	(20.72%)	27.40%	13.50%	29.01%	(9.65%)	13.25%	10.32%	(6.40%)
Invesco Diversified Dividend Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	13.14%	8.76%	(1.62%)	18.93%	0.12%	25.02%	(7.77%)	8.20%	14.33%	1.78%
Invesco Main Street All Cap Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	27.39%	25.93%	(19.71%)	26.54%	19.79%	32.85%	(10.38%)	16.07%	9.82%	(1.37%)
Invesco Main Street Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	23.64%	23.06%	(20.17%)	27.60%	14.37%	31.94%	(7.89%)	16.74%	11.41%	3.11%
Invesco Rising Dividends Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	19.45%	17.60%	(12.66%)	26.64%	13.34%	29.56%	(6.52%)	16.76%	4.53%	(0.68%)
INVESCO SUMMIT FUND - CLASS P
Prospectus [Line Items]
Annual Return [Percent]	34.33%	36.82%	(33.04%)	11.29%	42.13%	38.66%	(2.81%)	29.88%	2.37%	6.56%